Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights
(7)	Financial Highlights

Financial highlights for year ended December 31, 2012, are as follows:

	SERIES A-1	SERIES A-2
Total return*
Total return before incentive fees and MF Global reserve	(4.8)%	(2.9)%
Incentive fees	0.0%	0.0%
MF Global reserve (See Note 4)	0.0%	0.0%

Total return after incentive fees	(4.8)%	(2.9)%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.2%	5.1%
Incentive fees	0%	0%
MF Global reserve (See Note 4)	0%	0%

Total expenses	7.2%	5.1%

Net investment loss	(7.2)%	(5.2)%
Net asset value per unit, beginning of year	$1,496.15	$1,625.63
Net investment loss	(111.73)	(87.81)
Net gain on investments	38.61	39.63
Net asset value per unit, end of year	$1,423.03	$1,577.45

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(78.96)	$(39.22)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(73.12)	$(48.18)

Financial highlights for the year ended December 31, 2012, are as follows:

	SERIES B-1	SERIES B-2
Total return*
Total return before incentive fees	(10.5)%	(8.7)%
Incentive fees	0.0%	0%
MF Global reserve (See Note 4)	0.1%	(0.1)%

Total return after incentive fees	(10.6)%	(8.8)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.2%	6.2%
Incentive fees	0.0%	0%
MF Global reserve (See Note 4)	0.1%	0.1%

Total expenses	8.3%	6.3%

Net investment loss	(8.2)%	(6.3)%
Net asset value per unit, beginning of year	$1,241.61	$1,300.90
Net investment loss	(104.78)	(83.87)
Net loss on investments	(26.25)	(29.90)
Net asset value per unit, end of year	$1,110.58	$1,187.13

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(105.27)	$(89.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(131.03)	$(113.77)

Financial highlights for year ended December 31, 2011, are as follows:

	SERIES A-1	SERIES A-2
Total return*
Total return before incentive fees and MF Global reserve	(2.6)%	(0.6)%
Incentive fees	(1.3)%	(1.5)%
MF Global reserve (See Note 4)	(0.6)%	(0.6)%

Total return after incentive fees	(4.5)%	(2.7)%

Ratio to average partners’ capital
Operating expenses before incentive fees	6.7%	4.6%
Incentive fees	1.4%	1.6%
MF Global reserve (See Note 4)	0.6%	0.6%

Total expenses	8.6%	6.8%

Net investment loss	(7.2)%	(5.1)%
Net asset value per unit, beginning of year	$1,566.65	$1,671.00
Net investment loss	(143.06)	(120.58)
Net gain on investments	72.56	75.21
Net asset value per unit, end of year	$1,496.15	$1,625.63

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(103.81)	$(96.66)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(70.50)	$(45.37)

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES B-1	SERIES B-2
Total return*
Total return before incentive fees	(4.8)%	(2.9)%
Incentive fees	(2.3)%	(2.5)%
MF Global reserve (See Note 4)	(1.0)%	(1.0)%

Total return after incentive fees	(8.1)%	(6.4)%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.4%	5.3%
Incentive fees	3.3%	3.1%
MF Global reserve (See Note 4)	0.8%	0.8%

Total expenses	11.4%	9.2%

Net investment loss	(8.1)%	(6.1)%
Net asset value per unit, beginning of year	$1,351.21	$1,389.80
Net investment loss	(161.43)	(135.67)
Net gain on investments	51.83	46.77
Net asset value per unit, end of year	$1,241.61	$1,300.90

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:

Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(78.44)	$(50.73)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(109.60)	$(88.90)